Tallwood Investment - Additional Information (Detail) (Tallwood Investors [Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 30, 2012	Jan. 03, 2010	Aug. 24, 2009
Tallwood Investment (Textual) [Abstract]
Company negotiated cash investment by Tallwood III			$ 42.0
Common Stock issued to Tallwood			24,000,000
Par value of the shares issued to Tallwood				$ 0.001
Net proceeds for the Tallwood Investment			38.8
Transaction-related costs consists of investment banker, legal and accounting fees			3.2
Company outstanding common stock own by tallwood investors		48.00%	51.00%
Shares hold in excess			35.00%
Purchase additional shares	5,600,000
Series A Preferred Stock [Member]
Tallwood Investment (Textual) [Abstract]
No. of Series A Preferred Stock issued to the Tallwood				1
Warrants to purchase common stock [Member]
Tallwood Investment (Textual) [Abstract]
Warrant issued to purchase common stock to Tallwood				7,800,000
Exercise price of each warrant to purchase a share of Common Stock				1.75
Value assigned to warrants using Black Scholes model				$ 7.6
Expected volatility using the Black-Scholes option pricing model			62.50%
Expected term			5 years
Risk free interest rate			2.50%
Expected dividend			0.00%